UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Capital Investment Counsel, Inc.
            17 Glenwood Avenue
            Raleigh, NC 27603

Form 13F File Number:   028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ron King
Title:      Chief Compliance Officer
Phone:      919-831-2370

Signature, Place, and Date of Signing:


     /s/ Ron King                Raleigh, North Carolina      Augeust 12, 2009
     ----------------------      ----------------------       -----------------
     [Signature]                 [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      122
                                                  -----------------------

Form 13F Information Table Value Total:              $ 109,860 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

      COLUMN 1               COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
---------------------     --------------  ---------  --------- -------------------  ----------   --------   ------------------------
                                                       VALUE    SHRS OR   SH/ PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN CALL  DISCRETION   MANAGERS   SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Apple Computer                  COM       037833100    1,051      7,380   SH           SOLE                                    7,380
Abbott Laboratories             COM       002824100    1,001     21,279   SH           SOLE                                   21,279
Adobe Systems Inc.              COM       00724F101    1,129     39,888   SH           SOLE                                   39,888
Analog Devices, Inc.            COM       032654105      339     13,675   SH           SOLE                                   13,675
Archer Daniels Midland          COM       039483102      224      8,363   SH           SOLE                                    8,363
Automatic Data Processing       COM       053015103    3,677    103,750   SH           SOLE                                  103,750
American Eagle Outfitters       COM       02553E106      349     24,605   SH           SOLE                                   24,605
Applied Materials, Inc.         COM       038222105      436     39,575   SH           SOLE                                   39,575
Advanced Micro Devices          COM       007903107       80     20,800   SH           SOLE                                   20,800
Amgen                           COM       031162100    1,221     23,070   SH           SOLE                                   23,070
Activision Blizzard             COM       00507V109      841     66,625   SH           SOLE                                   66,625
Boeing                          COM       097023105      390      9,187   SH           SOLE                                    9,187
BankAmerica Corp.               COM       060505104      783     59,318   SH           SOLE                                   59,318
BB&T                            COM       054937107      752     34,219   SH           SOLE                                   34,219
British Petroleum          Sponsored ADR  055622104      551     11,560   SH           SOLE                                   11,560
Broadridge Financial            COM       11133T103      185     11,154   SH           SOLE                                   11,154
Boston Scientific               COM       101137107      248     24,450   SH           SOLE                                   24,450
Citigroup                       COM       172967101       65     21,951   SH           SOLE                                   21,951
Cabela's                        COM       126804301      965     78,440   SH           SOLE                                   78,440
Cardinal Health                 COM       14149Y108      387     12,675   SH           SOLE                                   12,675
Canon                           COM       138006309      204      6,285   SH           SOLE                                    6,285
Caterpillar                     COM       149123101      564     17,060   SH           SOLE                                   17,060
Chicago Bridge and Iron         COM       167250109      207     16,725   SH           SOLE                                   16,725
CBS Inc.                        COM       124857202       70     10,134   SH           SOLE                                   10,134
Checkpoint Software             COM       M22465104      326     13,900   SH           SOLE                                   13,900
Chicos                          COM       168615102      269     27,675   SH           SOLE                                   27,675
Clorox                          COM       189054109      299      5,350   SH           SOLE                                    5,350
Colonial Bancgroup              COM       195493309        8     12,554   SH           SOLE                                   12,554
Coach Inc                       COM       189754104      212      7,900   SH           SOLE                                    7,900
ConocoPhillips                  COM       20825C104      700     16,650   SH           SOLE                                   16,650
Costco Inc.                     COM       22160K105    4,895    106,925   SH           SOLE                                  106,925
Cree Research                   COM       225447101      257      8,747   SH           SOLE                                    8,747
Cisco Systems                   COM       17275R102    3,198    171,456   SH           SOLE                                  171,456
Chevron Corp.                   COM       166764100      599      9,044   SH           SOLE                                    9,044
Deere and Company               COM       244199105      971     24,295   SH           SOLE                                   24,295
Dell, Inc.                      COM       24702R101    1,071     77,990   SH           SOLE                                   77,990
Walt Disney Company             COM       254687106    1,147     49,154   SH           SOLE                                   49,154
Duke Power                      COM       26441C105      798     54,680   SH           SOLE                                   54,680
Encision Inc.                   COM       29254Q104       20     12,666   SH           SOLE                                   12,666
Con Edison                      COM       209115104      819     21,900   SH           SOLE                                   21,900
Electronics for Imaging         COM       286082102      577     54,130   SH           SOLE                                   54,130
EMC Corp. Mass                  COM       268648102    2,551    194,701   SH           SOLE                                  194,701
Etrials Worldwide Inc           COM       29786P103       25     11,310   SH           SOLE                                   11,310
Expeditors International        COM       302130109      508     15,250   SH           SOLE                                   15,250
Family Dollar Stores            COM       307000109      569     20,115   SH           SOLE                                   20,115
Federal Express                 COM       31428X106      767     13,795   SH           SOLE                                   13,795
Fred's Inc.                     COM       356108100      569     45,000   SH           SOLE                                   45,000
General Electric                COM       369604103    2,702    230,583   SH           SOLE                                  230,583
Corning Inc                     COM       219350105      335     20,861   SH           SOLE                                   20,861
Google Inc Class A              COM       38259P508      511      1,213   SH           SOLE                                    1,213
GlaxoSmithKline            Sponsored ADR  37733W105      563     15,925   SH           SOLE                                   15,925
Home Depot                      COM       437076102      969     40,996   SH           SOLE                                   40,996
Helmerich & Payne               COM       423452101      387     12,542   SH           SOLE                                   12,542
Hewlett Packard                 COM       428236103    1,014     26,226   SH           SOLE                                   26,226
Hershey Foods                   COM       427866108      571     15,850   SH           SOLE                                   15,850
International Business
   Machine                      COM       459200101    1,801     17,251   SH           SOLE                                   17,251
Intel                           COM       458140100    2,592    156,615   SH           SOLE                                  156,615
Intuit Inc                      COM       461202103      765     27,140   SH           SOLE                                   27,140
Sun Microsystems Inc.           COM       866810104      139     15,022   SH           SOLE                                   15,022
Johnson and Johnson             COM       478160104    3,400     59,863   SH           SOLE                                   59,863
Kraft Foods Inc                 COM       50075N104      336     13,252   SH           SOLE                                   13,252
Krispy Kreme                    COM       501014104       44     14,580   SH           SOLE                                   14,580
Kimberly Clark                  COM       494368103      393      7,500   SH           SOLE                                    7,500
Coca-Cola                       COM       191216100    3,657     76,207   SH           SOLE                                   76,207
Eli Lilly                       COM       532457108      328      9,470   SH           SOLE                                    9,470
Lockheed Martin Corp.           COM       539830109      581      7,200   SH           SOLE                                    7,200
Lowes                           COM       548661107    1,621     83,518   SH           SOLE                                   83,518
LSI Corp.                       COM       502161102       67     14,797   SH           SOLE                                   14,797
Lexmark International           COM       529771107      238     14,990   SH           SOLE                                   14,990
McDonalds                       COM       580135101    1,095     19,055   SH           SOLE                                   19,055
McDermott International         COM       580037109      380     18,710   SH           SOLE                                   18,710
Medtronics                      COM       585055106      646     18,520   SH           SOLE                                   18,520
MMM Company                     COM       88579Y101    1,528     25,418   SH           SOLE                                   25,418
Monsanto                        COM       61166W101      294      3,950   SH           SOLE                                    3,950
Motorola                        COM       620076109      165     24,871   SH           SOLE                                   24,871
Merck                           COM       589331107      616     22,030   SH           SOLE                                   22,030
Microsoft                       COM       594918104    3,639    153,092   SH           SOLE                                  153,092
Mylan Labs                      COM       628530107      330     25,275   SH           SOLE                                   25,275
NewBridge Bancorp               COM       65080T102       21     10,336   SH           SOLE                                   10,336
Nasdaq Omx Group Inc.           COM       631103108      292     13,700   SH           SOLE                                   13,700
Nike Inc.                       CL B      654106103      215      4,150   SH           SOLE                                    4,150
Nokia                      Sponsored ADR  654902204    1,053     72,229   SH           SOLE                                   72,229
North St Bancorp                COM       662585108       61     10,806   SH           SOLE                                   10,806
NetApp                          COM       64120L104      241     12,210   SH           SOLE                                   12,210
Nvidia Corporation              COM       67066G104      157     13,875   SH           SOLE                                   13,875
Novartis AG                     COM       66987V109      296      7,250   SH           SOLE                                    7,250
New York Times                  COM       650111107      143     25,900   SH           SOLE                                   25,900
Oracle Systems                  COM       68389X105    2,028     94,671   SH           SOLE                                   94,671
Penske Auto Group               COM       70959W103      268     16,100   SH           SOLE                                   16,100
Paychex, Inc.                   COM       704326107      231      9,150   SH           SOLE                                    9,150
Pepsi Co                        COM       713448108      523      9,516   SH           SOLE                                    9,516
Pfizer Incorporated             COM       717081103    1,409     93,948   SH           SOLE                                   93,948
Proctor Gamble                  COM       742718109    3,102     60,708   SH           SOLE                                   60,708
Progress Energy                 COM       743263105      424     11,209   SH           SOLE                                   11,209
Piedmont Natural Gas            COM       720186105      202      8,362   SH           SOLE                                    8,362
Raytheon                        COM       755111507      206      4,630   SH           SOLE                                    4,630
Royal Bank of Canada            COM       780087102      527     12,899   SH           SOLE                                   12,899
SAP Aktiengesell           Sponsored ADR  803054204      359      8,940   SH           SOLE                                    8,940
Charles Schwab Corp.            COM       808513105      353     20,125   SH           SOLE                                   20,125
Steelcase, Inc.                 COM       858155203       73     12,470   SH           SOLE                                   12,470
Spectra Energy                  COM       847560109      322     19,026   SH           SOLE                                   19,026
Silicon Graphics                COM       82706L108       88     19,450   SH           SOLE                                   19,450
Sigma Aldrich                   COM       826552101      507     10,225   SH           SOLE                                   10,225
Schlumberger Ltd                COM       806857108    1,772     32,750   SH           SOLE                                   32,750
Stein Mart                      COM       858375108    1,041    117,550   SH           SOLE                                  117,550
Southern Co.                    COM       842587107      623     20,000   SH           SOLE                                   20,000
St Jude Medical                 COM       790849103      240      5,850   SH           SOLE                                    5,850
Symantec                        COM       871503108      529     33,929   SH           SOLE                                   33,929
American Telephone & Telg       COM       00206R102      582     23,420   SH           SOLE                                   23,420
Tibco Software                  COM       88632Q103      608     84,825   SH           SOLE                                   84,825
Toyota                          COM       892331307      740      9,800   SH           SOLE                                    9,800
United Parcel Services          COM       911312106    1,679     33,589   SH           SOLE                                   33,589
Ultra Financials
   Proshares              PSHS ULTRA FINL 74347R743       87     22,600   SH           SOLE                                   22,600
Varian Medical                  COM       92220P105    1,474     41,950   SH           SOLE                                   41,950
Verizon Communications          COM       92343V104      220      7,172   SH           SOLE                                    7,172
Walgreen                        COM       931422109      235      8,000   SH           SOLE                                    8,000
Wells Fargo & Co                COM       949746101      381     15,685   SH           SOLE                                   15,685
Whole Foods Market Inc          COM       966837106      997     52,545   SH           SOLE                                   52,545
Wal-Mart Stores                 COM       931142103    6,588    136,005   SH           SOLE                                  136,005
Exxon Mobil Corp.               COM       30231G102    9,330    133,463   SH           SOLE                                  133,463
YRC Worldwide                   COM       984249102       24     13,950   SH           SOLE                                   13,950
Zimmer                          COM       98956P102    1,028     24,122   SH           SOLE                                   24,122